OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of major customers [line items]
Additional information about revenues	100.00%	100.00%
Customer A (subsidiary shareholder) [Member]
Disclosure of major customers [line items]
Additional information about revenues	31.00%	34.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues	0.00%	40.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues	3.00%	13.00%
Customer D [Member]
Disclosure of major customers [line items]
Additional information about revenues	36.00%	0.00%
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues	13.00%	0.00%